Restructuring and Impairments - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2023
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 10,829	$ 11,508	$ 17,459	$ 246,485
Real estate restructuring costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs			5,284	0
Real estate restructuring costs | Operational Restructuring Program
Restructuring Cost and Reserve [Line Items]
Impairment of right of use assets					$ 13,000
Operating lease liability removed					$ 13,000
Restructuring costs			5,300
Cash payment to third party | Operational Restructuring Program
Restructuring Cost and Reserve [Line Items]
Restructuring costs			4,700
Other related fees | Operational Restructuring Program
Restructuring Cost and Reserve [Line Items]
Restructuring costs			600
Impairment of property and equipment
Restructuring Cost and Reserve [Line Items]
Restructuring costs			7,934	4,042
Cumulative restructuring liability			12,000
Impairment of Loan Commitment Asset
Restructuring Cost and Reserve [Line Items]
Restructuring costs			0	105,604
Cumulative restructuring liability			105,600
Employee one-time termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring costs			2,968	$ 102,261
Cumulative restructuring liability			122,300
Impairment of right of use asset
Restructuring Cost and Reserve [Line Items]
Cumulative restructuring liability			$ 8,500